Details of Significant Accounts - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 695
Additions	95
Depreciation expense	(164)	$ (147)
Closing net book amount	625
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	2,368
Disposals	(147)
Closing net book amount	2,315
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(1,673)
Disposals	146
Closing net book amount	(1,690)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	38
Additions	78
Depreciation expense	(41)
Closing net book amount	75
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	744
Disposals	(82)
Closing net book amount	739
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(706)
Disposals	82
Closing net book amount	(664)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	647
Additions	11
Depreciation expense	(119)
Closing net book amount	538
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,568
Disposals	(65)
Closing net book amount	1,514
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(921)
Disposals	64
Closing net book amount	(976)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	10
Additions	6
Depreciation expense	(4)
Closing net book amount	12
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	56
Disposals	0
Closing net book amount	62
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(46)
Disposals	0
Closing net book amount	$ (50)